THIS FILING LISTS A SECURITIES HOLDING REPORTED ON THE FORM 13F
FILED ON 5/14/03 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH THAT REQUEST EXPIRED ON 7/1/03.


                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Capital Research and Management Company
Address: 333 South Hope Street, 55th Floor
         Los Angeles, California  90071-1447

Form 13F File Number: 28-157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul G. Haaga, Jr.
Title: Executive Vice President
Phone: 213/486-9216

Signature, Place, and Date of Signing:

Paul G. Haaga, Jr.*   Los Angeles, California      7/7/03
--------------------  ---------------------------  ----------
[Signature]           [City, State]                [Date]

*By:
      --------------------
       James P. Ryan
       Attorney-in-fact

Signed pursuant to a Power of Attorney dated January 9, 2002 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Capital Research and
Management Company on January 10, 2002 with respect to
HotJobs.Com, Inc.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name

     28-218                     The Capital Group Companies, Inc.

                       Form 13F SUMMARY PAGE

     Report Summary:


     Number of Other Included Managers:        1

     Form 13F Information Table Entry Total:   1

     Form 13F Information Table Value Total:   $6750
                                               -----------
                                                (thousands)

      Pursuant to regulation section 240.24b-2, certain confidential material has been filed with the Secretary of the Securities and Exchange Commission for non-public treatment.

     List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number      Name

     1     28-218                    The Capital Group Companies, Inc.

CAPITAL RESEARCH AND MANAGEMENT COMPANY             FORM 13F INFORMATION TABLE                                      MAR 31, 2003

              COLUMN 1 & COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7*       COLUMN 8
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
      NAME OF ISSUER/TITLE OF CLASS       CUSIP    VALUE     SHRS OR      SH/ PUT/ INVESTMENT OTHER
   (COMMON UNLESS OTHERWISE INDICATED)             (x$1000)  PRN AMT      PRN CALL DISCRETION MGRS      SOLE     SHARED     NONE
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
QIAGEN NV (NASDAQ)                       2437907        6750      1153903 SH       DEFINED     1                          1153903

                                                -----------------
                                         GRAND  $       6750


*  INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC FOR ALL PURPOSES OTHER THAN FORM 13F